CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 40,753	$ 76,793	$ 3,035
Grant and incentive receivables	2,870	1,608	1,345
Restricted cash	51
Prepaid expenses and other current assets	1,260	1,129	1,336
Total current assets	44,934	79,530	5,716
Property and equipment, net	323	421	519
Restricted cash	543	355	394
Deferred offering costs		0	9
Other assets	101	948	966
Total assets	45,901	81,254	7,604
Current liabilities:
Accounts payable	2,126	1,893	1,645
Accrued expenses	3,092	5,779	2,156
Unearned income	727	694	504
Loans payable, net of discount	2,908	2,314	2,299
Convertible promissory notes, net of discount			2,863
Derivative liability			2,593
Total current liabilities	8,853	10,680	12,060
Loans payable, net of discount and current portion	7,827	9,922	10,127
Unearned income	1,318	1,936	2,054
Other long-term liabilities	6	9	87
Total liabilities	18,004	22,547	24,328
Commitments and contingencies
Redeemable convertible preferred			39,838
Stockholders' equity (deficit):
Common stock	14	15	1
Additional paid-in capital	153,667	150,830	991
Accumulated other comprehensive income (loss)	144	127	834
Accumulated deficit	(125,928)	(92,265)	(58,388)
Total stockholders' equity (deficit)	27,897	58,707	(56,562)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 45,901	$ 81,254	$ 7,604